Available-for-sale securities/Investment securities (Tables)	12 Months Ended
Sep. 30, 2020
Available-for-sale securities/Investment securities
Schedule of investment securities recognised under AASB 9

Balances recognised under AASB 9

	Consolidated		Parent Entity
$m	2020	2019	2020	2019
Investment securities
Investments securities measured at FVOCI
Government and semi-government debt securities	73,486	53,389	69,929	50,980
Other debt securities	16,916	19,058	15,826	17,325
Equity securities	153	134	68	66
Total investment securities measured at FVOCI	90,555	72,581	85,823	68,371
Investment securities measured at amortised cost
Government and semi-government debt securities	881	736	—	23
Other debt securities	130	93	3	4
Total investment securities measured at amortised cost	1,011	829	3	27
Provision for ECL on debt securities at amortised cost	(27)	(9)	—	—
Total net investment securities measured at amortised cost	984	820	3	27
Total investment securities	91,539	73,401	85,826	68,398

Schedule of maturities of the available-for-sale securities and their weighted-average yield

The following table shows the maturities of the Group’s investment securities as at 30 September 2020. It also shows the weighted average yield of the Group's investment securities. There are no tax-exempt securities.

			Over 1		Over 5
	Up to		year to 5		years to		Over		No specific			Weighted
	1 year		years		10 years		10 years		maturity		Total	average
2020	$m	%	$m	%	$m	%	$m	%	$m	%	$m	%
Carrying Amount
Government and semi-government securities	2,670	2.7	32,848	2.1	38,565	1.8	257	1.4	—	—	74,340	2.0
Other debt securities	4,057	1.7	12,989	1.6	—	—	—	—	—	—	17,046	1.6
Equity securities	—	—	—	—	—	—	—	—	153	—	153	—
Total by maturity	6,727		45,837		38,565		257		153		91,539

Schedule of available-for-sale securities recognised under AASB 139

Balances recognised under AASB 139

Consolidated
$m	2018
Available-for-sale securities
Government and semi-government securities	42,979
Other debt securities	17,756
Equity securities	384
Total available-for-sale securities	61,119